Revenue and Other Income - Schedule of Disaggregation of Revenue and Other Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 85,821	$ 56,157	$ 46,969
(b) Other income
Interest received	7	12	18
Government grants	18	1,757	1,412
Other income	36	171	3
Total other income	61	1,940	1,433
Hardware revenue – external parties [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	69,243	32,299	34,095
Hardware revenue – related parties [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	11,589	21,263	7,383
Service and maintenance revenue – external parties [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 4,989	2,594	5,489
Service and maintenance revenue – related parties [Member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		$ 1	$ 2